Compensation Related Costs, Share Based Payments	3 Months Ended
Sep. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 11 – STOCK-BASED COMPENSATION

The Company adopted ASC 718 and ASC 505, "Share-Based Payment", to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 and ASC 505 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

Operations for the period ended September 30, 2011 and 2010 include $90,500 and $40,005 of stock-based compensation, arising from the granting of 435,000 and 80,010 unregistered common shares, respectively.  Restricted shares were issued in exchange for services related to website consulting and investor relations. The Company relied upon the exemption under Section 4(2) of the Securities Act.